Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	$ 962,497	$ 716,095	$ 520,473
Pensions
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	926,050	733,294
Seniority Premiums
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	$ 36,447	$ (17,199)